Investment in Subsidiaries (Details Narrative) - ILS (₪) ₪ in Thousands										1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 19, 2022	Jul. 27, 2022	Apr. 24, 2022	Feb. 05, 2022	Jan. 19, 2022	Oct. 20, 2021	Aug. 08, 2021	May 18, 2021	May 14, 2020	Oct. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Goodwill recognised as of acquisition date													₪ 150	₪ 329
Noncontrolling interest													142	9,043
Revenue													388,684	219,677	₪ 65,035
Profit													43,842	18,734	(38,308)
Acquisition description		On July 27, 2022, the Company engaged in an agreement to purchase 51% of “Refua Center” pharmacy located in Bnei Brak.	On April 24, 2022, the Company engaged in an agreement to purchase 51% of “Amidar” pharmacy located in Naharia.	On February 5, 2022, the Company engaged in an agreement to purchase 100% of “Maayan Haim” pharmacy located in Ashdod.	On January 19, 2022, the Company engaged in an agreement to purchase 51% of “Orni” pharmacy located in Tel Aviv.	On October 20, 2021, the company engaged in an agreement to purchase 51% of “Maayan Haim” pharmacy located in Bet Dagan which has a license to sell Medical cannabis.	On August 8, 2021, the Company engaged in an agreement to purchase 51% of “Club Pharm Shely” pharmacy located in Binyamina.	On May 18, 2021, the Company acquired 100% of “Pharmazone” trading house, “Doron” pharmacy and “Ahuza” pharmacy located in Raanana.		In October 2022, the Company purchase 51% of “Amirim Pharm” pharmacy located in Hadera.	In March 2021, the Company acquired, through Cannolam, four pharmacies located in Dimona (51%), Tel Aviv (100%), Kfar Hasidim (100%) and Ashdod (51%).
Contingent considerations													10,185	18,668
Contingent consideration provisional														9,613
Provisional for goodwill													15,882	67,690
Total comprehensive profit (loss) for the year													₪ 43,749	7,293	(36,040)
Proceeds from partner inventory income	₪ 20,000
Loans received from partners	₪ 20,000
Annual interest rate													2.42%
Loan term	The loan term is 7.5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from partner income	₪ 40,000
Measurement of Fair Values [Member]
IfrsStatementLineItems [Line Items]
Revenue													₪ 22,460	54,609
Total comprehensive profit (loss) for the year													378	3,153
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination													625	356
Measurement of Fair Values [Member] | Subsidiaries [member]
IfrsStatementLineItems [Line Items]
Revenue													₪ 34,876	162,164
Total comprehensive profit (loss) for the year														₪ 3,068
Canndoc [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired													100.00%
Pharmazone [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired													100.00%
Cannolam Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired									50.10%
Shares issued									1,788,962
Private allocation description									which constituted approximately 1.62% of the Company’s issued and paid-up capital (1.41% fully diluted), in consideration of 21.9% of the shares of Cannolam Ltd.
Invested value									₪ 10,200
Invested, in consideration of the allocation									28.2
Goodwill recognised as of acquisition date									₪ 22,138
Non controlling interest percentage									4990.00%
Noncontrolling interest									₪ 15,655
Revenue												₪ 11,160			72,119
Profit												₪ 2,187			₪ 36,218